Annual Total Returns[BarChart] - DWS Enhanced Commodity Strategy Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.92%)	(1.74%)	(7.27%)	(6.56%)	(17.14%)	10.49%	1.22%	(11.89%)	2.34%	(2.01%)